February 28, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Wright Managed Income Trust File Nos. 002-81915 and 811-03668 Post-Effective Amendment No. 47

Dear Sir or Madam:

Pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of The Wright Managed Income Trust (the "Registrant"), is Post-Effective Amendment No. 47 to the currently effective Registration Statement on Form N-1A (the "Amendment").  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Registrant.

The primary purposes of this filing are to: (1) incorporate disclosure concerning the change in control of the investment adviser and related approval of a new investment advisory agreement as set out in the supplements to the prospectus and statement of additional information ("SAI") dated December 19, 2012; and (2) update and make other non-material changes to the combined prospectus and SAI.

The Registrant has elected that this filing be automatically effective on May 1, 2013, pursuant to Rule 485(a)(1) under the Securities Act of 1933. If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (207) 347-2076 or via email at chris.madden@atlanticfundadmin.com.

Sincerely,

/s/ Christopher Madden

Christopher Madden
Secretary to the Registrant

Three Canal Plaza, Suite 600, Portland, ME 04101 | P: 207-347-2000 | F: 207-347-2100
www.atlanticfundservices.com